Beijing Fucheng Lianbao Technology Co., Ltd Transaction (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Beijing Fucheng Lianbao Technology Co., Ltd Transaction Table [Abstract]
Schedule of purchase price of allocation
Total cash consideration	$5,711
Total Purchase Consideration	$5,711

Less:

Net working capital	$926
Property and equipment	26
License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$5,711

Total cash consideration	$5,711
Total Purchase Consideration	$5,711

Less:
Net working capital	$926
Property and equipment	26
License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$5,711